Income Taxes (Components of tax expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [Abstract]
Current income tax expense	$ 120.5	$ 98.7
Deferred income tax expense	83.4	119.2
Income tax expense recognized in net earnings	$ 203.9	$ 217.9